Portfolio of Investments
Columbia Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 18.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,770,000	2,847,376
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	3,250,000	3,316,214
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,737,841
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.736%	3,000,000	3,016,875
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	1,179,020	1,183,904
Series 2019-B Class A
10/15/2026	2.720%	452,824	454,022
Series 2019-B Class B
10/15/2026	3.150%	11,750,000	11,899,070
Series 2020-REV1 Class A
05/15/2029	2.170%	1,785,000	1,788,286
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.618%	2,000,000	1,980,114
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	3.000%	10,000,000	10,009,710
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	4.000%	4,480,000	4,493,418
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.624%	2,000,000	2,000,220
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	1,845,000	1,855,186
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.805%	1,800,000	1,800,004
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLUB Credit Trust(a)
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	7,000,000	7,086,578
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	140,784	140,856
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	163,778	164,185
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	286,776	288,409
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	1,350,000	1,379,085
Consumer Loan Underlying Bond Credit Trust(a)
Series 2019-P1 Class A
07/15/2026	2.940%	625,730	628,824
Series 2019-P1 Class B
07/15/2026	3.280%	2,150,000	2,187,402
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	1,426,707	1,459,373
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	2.387%	5,000,000	5,006,700
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.571%	1,250,000	1,250,040
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,152,449
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,250,000	4,390,737
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	700,000	706,599
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,700,000	1,735,992
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	3,073,285
Columbia Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	4,875,000	4,874,123
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	944,350	940,093
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	2.438%	6,500,000	6,508,079
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	1,500,000	1,505,133
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	5,000,000	5,001,890
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.574%	3,700,000	3,676,120
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.122%	1,150,000	1,150,865
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	4,400,000	4,445,049
Subordinated Series 2018-1A Class C
03/15/2028	3.690%	185,741	185,939
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	1,700,000	1,725,626
Subordinated Series 2019-4A Class B
12/17/2029	2.950%	7,300,000	7,446,118
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.624%	1,820,000	1,815,233
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	1.433%	2,500,000	2,500,828
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.672%	4,000,000	4,001,280
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,167,292	1,178,374
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,154,631
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.374%	7,500,000	7,499,985
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	601,932	603,852
Series 2019-3 Class A
11/16/2026	3.821%	2,540,748	2,582,142
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	3,001,442
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.941%	10,000,000	10,004,170
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.331%	4,500,000	4,495,522
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2020-BA Class D
12/15/2026	2.140%	1,850,000	1,887,053
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	7,013,839
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	84,708	85,320
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,847,766
Subordinated Series 2018-2 Class C
04/26/2027	4.250%	11,616,000	12,085,270
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	3,536,836	3,560,109
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	346,082	346,836
Upstart Pass-Through Trust(a),(c)
Series 2020-ST4 Class A
11/20/2026	3.250%	2,331,638	2,331,638

2	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	2,250,000	2,269,664
Upstart Securitization Trust(a),(d)
Series 2021-1 Class B
03/20/2031	1.890%	2,250,000	2,249,663
Upstart Securitization Trust(a)
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	4,003,649
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	1.994%	6,500,000	6,503,627
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,400,000	1,443,649
Total Asset-Backed Securities — Non-Agency (Cost $203,764,964)			205,957,331

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,150,378
Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	5,169,608
Government National Mortgage Association(e),(f)
Series 2019-147 Class IO
06/16/2061	0.660%	8,445,818	559,132
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,430,237)			6,879,118

Commercial Mortgage-Backed Securities - Non-Agency 17.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,436,512	2,614,116
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,766,463	2,979,065
Aventura Mall Trust(a),(e)
Series 2018-AVM Class A
07/05/2040	4.112%	3,000,000	3,411,254
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.851% 09/15/2034	0.977%	4,500,000	4,502,772
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.077%	1,300,000	1,228,879
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.277%	9,325,000	9,289,803
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.827%	1,000,000	979,923
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.127%	2,503,753	2,462,191
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.127%	2,000,000	1,810,086
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.217%	3,000,000	2,998,131
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.377%	3,000,000	2,997,777
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.821% Floor 0.820% 06/15/2035	0.947%	8,000,000	7,962,252
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	8,012,147
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class C
1-month USD LIBOR + 1.200% Floor 1.200% 01/15/2034	1.350%	4,500,000	4,519,804
Subordinated Series 2021-MFM1 Class D
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2034	1.650%	1,500,000	1,501,411
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.801% Floor 0.801% 05/15/2035	0.927%	1,600,000	1,599,473

Columbia Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.713%	823,000	806,768
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.013%	747,000	717,343
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,758,331
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.527%	8,450,000	8,442,078
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.627%	1,600,000	1,597,000
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.377%	2,000,000	1,993,750
Citigroup Commercial Mortgage Trust(a),(e)
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	2,258,154
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.256%	1,000,000	992,500
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,667,101
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	19,875,445	19,817,703
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	6,584,843
Hilton U.S.A. Trust(a),(e)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,865,032
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,649,601
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,229,326
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class A
1-month USD LIBOR + 0.850% Floor 0.850% 12/17/2036	0.979%	4,938,825	4,938,824
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.027%	1,591,326	1,596,293
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.407%	1,000,000	1,001,286
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.527%	2,000,000	2,012,492
JPMorgan Chase Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,783,068
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,013,139
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2026	1.659%	15,000,000	15,171,989
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.359%	5,000,000	5,051,076
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	715,363	723,639
Series 2018-SF3 Class A
10/17/2035	3.880%	1,018,254	1,037,726
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,686,576
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,374,434
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,133,871
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,842,528
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,998,511
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	6,247,592

4	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.227%	2,608,931	2,582,841
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	7,177,913
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	0.977%	2,000,000	1,987,566
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.377%	900,000	894,404
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.001%	4,720,000	4,702,065
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.216%	5,600,000	5,153,781
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.451%	800,000	787,728
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $186,139,690)			189,147,956

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	18
Total Consumer Staples		18
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	910
Total Financials		910
Total Common Stocks (Cost $—)		928
Corporate Bonds & Notes 15.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,916,163
Raytheon Technologies Corp.
07/01/2050	3.125%	660,000	695,321
Total			2,611,484
Banking 2.3%
Bank of America Corp.(h)
07/23/2031	1.898%	7,130,000	7,061,854
10/24/2031	1.922%	2,300,000	2,282,164
Citigroup, Inc.(h)
06/03/2031	2.572%	1,145,000	1,193,786
Goldman Sachs Group Inc (The)(h)
01/27/2032	1.992%	900,000	901,742
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	4,900,000	5,250,879
Morgan Stanley(h)
01/22/2031	2.699%	510,000	542,073
04/28/2032	1.928%	870,000	867,524
Wells Fargo & Co.
10/23/2026	3.000%	1,620,000	1,782,239
Wells Fargo & Co.(h)
02/11/2031	2.572%	4,920,000	5,145,485
Total			25,027,746
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	185,000	223,443
03/01/2050	4.800%	1,700,000	1,935,486
04/01/2061	3.850%	2,995,000	2,879,776
Comcast Corp.
02/15/2031	1.500%	1,645,000	1,598,231
01/15/2051	2.800%	1,665,000	1,650,436
Total			8,287,372
Chemicals 0.0%
LYB International Finance III LLC
05/01/2050	4.200%	270,000	305,775
Diversified Manufacturing 0.2%
Carrier Global Corp.
04/05/2040	3.377%	2,445,000	2,598,183
Electric 2.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	3,268,056
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	160,000	199,654

Columbia Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	660,000	717,170
11/15/2025	3.600%	50,000	55,637
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	560,000	668,468
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,454,592
Duke Energy Corp.
06/01/2030	2.450%	240,000	250,673
09/01/2046	3.750%	2,930,000	3,236,365
Duke Energy Indiana LLC
04/01/2050	2.750%	265,000	262,219
Emera U.S. Finance LP
06/15/2046	4.750%	2,910,000	3,608,515
Eversource Energy
01/15/2028	3.300%	2,370,000	2,638,704
Georgia Power Co.
03/15/2042	4.300%	1,885,000	2,288,713
01/30/2050	3.700%	475,000	544,127
PacifiCorp
02/15/2050	4.150%	1,625,000	2,038,626
San Diego Gas & Electric Co.
04/15/2050	3.320%	420,000	463,028
Southern Co. (The)
07/01/2046	4.400%	1,624,000	1,959,310
WEC Energy Group, Inc.
10/15/2027	1.375%	975,000	986,350
Xcel Energy, Inc.
06/01/2030	3.400%	2,425,000	2,737,206
Total			30,377,413
Finance Companies 0.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,060,000	5,920,609
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,417,000	8,018,876
Bacardi Ltd.(a)
05/15/2048	5.300%	1,295,000	1,744,500
Conagra Brands, Inc.
11/01/2048	5.400%	800,000	1,108,855
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,925,966
Mondelez International, Inc.
04/13/2030	2.750%	2,300,000	2,484,205
Total			15,282,402
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.3%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.255%	963,000	972,780
Becton Dickinson and Co.
06/06/2024	3.363%	420,000	455,874
06/06/2027	3.700%	2,345,000	2,683,492
05/20/2030	2.823%	955,000	1,031,165
Cigna Corp.
12/15/2048	4.900%	2,235,000	2,977,603
CVS Health Corp.
03/25/2048	5.050%	4,800,000	6,280,532
Total			14,401,446
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
10/15/2047	3.750%	730,000	866,440
Independent Energy 0.0%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	144,504
Integrated Energy 0.1%
Chevron USA, Inc.
04/01/2027	8.000%	809,000	1,086,274
Life Insurance 0.4%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,323,452
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	383,705
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	371,013
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	620,280
Voya Financial, Inc.
06/15/2026	3.650%	650,000	740,244
06/15/2046	4.800%	994,000	1,237,137
Total			4,675,831
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	353,000	451,998
Midstream 0.8%
Kinder Morgan, Inc.
02/15/2046	5.050%	2,165,000	2,573,766

6	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	1,175,000	1,322,565
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	2,780,000	2,825,449
Western Gas Partners LP
08/15/2048	5.500%	550,000	548,087
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,660,000	1,998,699
Total			9,268,566
Natural Gas 0.6%
NiSource, Inc.
09/01/2029	2.950%	1,000,000	1,086,309
05/01/2030	3.600%	1,535,000	1,746,810
02/15/2043	5.250%	455,000	602,410
02/15/2044	4.800%	50,000	63,176
05/15/2047	4.375%	2,741,000	3,338,272
Sempra Energy
06/15/2027	3.250%	92,000	102,737
Total			6,939,714
Pharmaceuticals 0.7%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	3,551,775
11/21/2049	4.250%	1,440,000	1,747,530
Amgen, Inc.
02/21/2050	3.375%	2,490,000	2,679,887
Total			7,979,192
Railroads 0.1%
Union Pacific Corp.
02/05/2070	3.750%	397,000	460,323
Retailers 0.1%
Lowe’s Companies, Inc.
05/03/2047	4.050%	790,000	941,806
10/15/2050	3.000%	420,000	428,423
Total			1,370,229
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	172,000	225,256
01/15/2048	4.650%	478,000	607,958
Total			833,214
Technology 0.8%
Apple, Inc.
05/11/2050	2.650%	1,040,000	1,047,923
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,805,000	2,017,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
11/15/2030	4.150%	1,195,000	1,353,144
Intel Corp.
05/11/2047	4.100%	1,048,000	1,282,852
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	223,343
Oracle Corp.
04/01/2050	3.600%	2,595,000	2,896,367
Total			8,820,876
Transportation Services 0.2%
ERAC USA Finance LLC(a)
12/01/2026	3.300%	480,000	533,808
FedEx Corp.
04/01/2046	4.550%	1,075,000	1,300,068
Total			1,833,876
Wireless 0.2%
American Tower Corp.
08/15/2029	3.800%	1,195,000	1,357,856
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	330,000	372,918
02/15/2041	3.000%	635,000	627,181
Total			2,357,955
Wirelines 1.6%
AT&T, Inc.(a)
09/15/2055	3.550%	6,164,000	5,882,995
12/01/2057	3.800%	1,011,000	1,010,003
Verizon Communications, Inc.
09/21/2028	4.329%	5,460,000	6,487,673
01/20/2031	1.750%	1,087,000	1,068,168
08/10/2033	4.500%	2,744,000	3,383,937
Total			17,832,776
Total Corporate Bonds & Notes (Cost $162,287,142)			169,734,198

Residential Mortgage-Backed Securities - Agency 21.3%

Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	161,969	179,285
Federal Home Loan Mortgage Corp.(i)
06/01/2043	4.000%	2,382,366	2,641,110
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.920%	3,539,701	734,763

Columbia Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMIC(b),(f)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.020%	8,286,752	1,949,718
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	5,753,655	6,152,657
07/01/2038	6.000%	943,478	1,127,522
01/01/2040	5.500%	1,329,945	1,545,149
09/01/2040	5.000%	836,774	972,768
05/01/2043- 10/01/2045	3.500%	6,330,499	6,899,350
11/01/2045- 02/01/2048	4.000%	2,749,607	2,976,960
Federal National Mortgage Association(i)
08/01/2040	4.500%	1,995,199	2,219,860
02/01/2046	3.500%	1,957,331	2,109,088
Federal National Mortgage Association(b),(f)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.870%	1,099,241	259,224
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.870%	2,978,227	693,832
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.520%	4,255,860	823,890
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.020%	1,342,490	296,915
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.970%	1,278,872	285,195
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.020%	2,436,376	535,082
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.070%	1,637,941	332,319
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.020%	2,110,679	477,998
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.920%	5,568,635	1,086,440
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.920%	1,926,420	436,618
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.920%	3,106,255	618,575
Federal National Mortgage Association(f)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	20,000,000	3,325,290
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 2.000, Cap 12.000 07/20/2021- 07/20/2022	2.250%	3,028	3,056
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	2.875%	8,672	8,812
Government National Mortgage Association(i)
04/20/2048	4.500%	2,156,584	2,347,146
Government National Mortgage Association(b),(f)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.531%	5,466,109	901,789
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.069%	1,368,770	337,202

8	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.071%	1,973,986	430,483
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.071%	1,013,903	205,768
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.021%	1,264,932	275,330
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.071%	1,406,409	244,531
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.071%	1,529,423	340,609
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.121%	1,684,120	345,820
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.071%	1,459,969	295,126
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.071%	3,181,657	651,852
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.021%	2,735,907	529,743
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.071%	1,524,985	315,772
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.071%	1,813,948	329,655
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.871%	2,383,374	514,578
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.021%	1,774,681	361,431
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.021%	1,966,529	385,168
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.919%	1,962,619	372,629
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.019%	1,901,676	329,444
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.021%	4,404,391	783,595
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.971%	9,753,425	2,246,029
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.171%	15,516,294	4,105,548
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.919%	1,844,753	229,999

Columbia Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.021%	2,710,120	465,225
Government National Mortgage Association(f)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	9,927,213	1,403,931
CMO Series 2020-175 Class KI
11/20/2050	2.500%	24,897,995	3,441,545
CMO Series 2020-191 Class UG
12/20/2050	3.500%	9,965,890	1,650,989
CMO Series 2021-9 Class MI
01/20/2051	2.500%	12,000,000	1,500,800
Government National Mortgage Association TBA(d)
02/18/2051	2.000%	20,000,000	20,751,563
02/18/2051	2.500%	12,000,000	12,619,688
Uniform Mortgage-Backed Security TBA(d)
02/16/2036- 02/11/2051	2.500%	47,100,000	49,593,696
02/16/2036- 02/11/2051	3.000%	34,978,000	36,792,582
02/16/2036	3.500%	4,000,000	4,258,125
02/11/2051	2.000%	39,000,000	40,233,985
02/11/2051	4.000%	9,000,000	9,650,918
Total Residential Mortgage-Backed Securities - Agency (Cost $233,455,818)			237,933,770

Residential Mortgage-Backed Securities - Non-Agency 38.7%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,159,529	1,157,906
American Mortgage Trust(c),(e),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	225	136
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	3,032,464
CMO Series 2020-3 Class A1
04/25/2065	1.691%	7,971,532	8,060,875
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	980,352
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	534,175	552,002
Bayview Koitere Fund Trust(a),(e)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	3,685,952	3,699,272
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	118,723	118,993
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	1,969,972	2,070,369
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	270,765	270,105
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.748%	4,163,012	4,166,985
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	3.048%	5,000,000	5,020,399
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.730%	763,155	763,308
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.430%	123,420	123,427
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.130%	4,250,000	4,280,465
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.230%	134,572	134,467
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.730%	3,200,000	3,206,110
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.098%	3,500,000	3,504,869
CMO Series 2020-1A Class M1A
1-month USD LIBOR + 2.650% 06/25/2030	2.798%	9,180,191	9,191,908
CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.300% Floor 2.300% 08/26/2030	2.430%	5,000,000	5,007,896
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.148%	5,200,000	5,211,736

10	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.530%	223,175	223,508
BRAVO Residential Funding Trust(a),(e)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	439,374	453,371
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	188,303	192,985
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	292,599
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,546,250
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	2,888,489	2,968,723
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	2,495,362	2,557,034
CMO Series 2019-3 Class A3
11/25/2059	3.135%	3,636,100	3,725,691
CMO Series 2020-1 Class A1
02/25/2055	1.724%	10,179,959	10,333,321
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750% 07/10/2032	1.900%	7,925,181	7,925,181
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	0.000%	5,000,000	5,010,780
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.395%	2,000,000	2,004,312
CIM Trust(a),(e)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,256,605	1,264,449
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.199%	1,337,851	1,318,455
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2015-A Class A4
06/25/2058	4.250%	73,099	76,883
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	365,613
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	2,700,529	2,707,550
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM1 Class A1
05/25/2065	0.809%	3,000,000	3,002,587
Credit Suisse Mortgage Trust(a),(c),(e),(j)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	5,000,000	4,999,999
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	2,712,420	2,709,962
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.487%	1,201,830	1,222,455
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	12,231,173	12,226,311
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,845,482	3,906,588
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.850%	275,303	275,862
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.580%	3,100,000	3,097,110
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
06/25/2065	4.000%	550,000	575,562
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.130%	3,081,193	3,151,389
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	1,400,000	1,400,740
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.880%	1,200,000	1,219,985
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.680%	4,154,273	4,260,204
FWD Securitization Trust(a),(e)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,432,157

Columbia Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.030%	1,400,000	1,400,804
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	6,000,000	6,051,065
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	703,469	704,046
LVII Trust(a),(c),(e)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	21,613,744	21,681,287
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	2.000%	18,000,000	18,034,436
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	2.000%	7,000,000	7,118,300
MFA Trust(a),(e)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	279,255	283,141
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	18,230,205	18,184,584
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	7,292,082	7,274,241
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	5,469,062	5,455,784
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	1,000,000	1,000,689
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	1,559,000	1,560,037
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	218,012	220,647
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	19,890,000	19,889,356
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,065,510	1,069,033
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,026,352	1,026,357
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	11,194,946	11,998,949
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	6,690,584	6,703,763
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.680%	413,106	413,106
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.530%	25,204	25,204
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.080%	1,500,000	1,501,988
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	1,000,000	1,002,208
OBX Trust(a),(b)
CMO Series 2018-EXP1 Class 2A1A
1-month USD LIBOR + 0.850% Floor 0.850% 04/25/2048	0.980%	453,890	453,767
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	1,362,668	1,374,427
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.128%	1,168,939	1,115,230
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	1,020,485	985,497
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.980%	10,700,000	10,595,006
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.780%	3,950,000	3,872,177

12	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	13,697,206	13,698,143
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	7,638,908	7,718,559
PRPM LLC(a),(e)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,496,066	3,502,857
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.880%	1,500,000	1,500,006
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.080%	3,250,000	3,250,012
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	449,549	451,656
CMO Series 2019-3 Class A3
09/25/2059	3.044%	177,850	178,527
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,073,582	3,148,157
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,388,255
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	8,463,662
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	5,092,071
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	13,957,481	13,925,630
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	5,283,021	5,271,023
Station Place Securitization Trust(a),(b),(c)
CMO Series 2021-WL1 Class A
1-month USD LIBOR + 0.650% Floor 0.650% 01/26/2054	3.000%	5,500,000	5,500,000
Stonnington Mortgage Trust(a),(c),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	2,700,502	2,700,502
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	1,533,930	1,535,026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(e)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,935,000	1,947,992
Towd Point Mortgage Trust(a),(e)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	438,985	451,277
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	10,479,894
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.150%	5,500,000	5,559,022
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	895,186	6
CMO Series 1998-3 Class IO
03/15/2029	0.000%	1,051,986	16
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	2,451,429	2,458,509
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	189,107	189,431
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	837,596	838,476
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	618,272	619,231
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	1,400,000	1,443,621
Verus Securitization Trust(a),(e)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	2,582,787	2,640,958
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	758,444	781,812
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,501,486
CMO Series 2020-4 Class A3
06/25/2065	2.321%	5,054,035	5,140,105
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	3,750,000	3,744,158
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,157,340
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,941,223

Columbia Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(e)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	730,760	744,935
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	4,844,992	4,815,959
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $428,743,756)			430,776,326

U.S. Treasury Obligations 0.3%

U.S. Treasury
08/15/2048	3.000%	530,000	669,208
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,473,128
Total U.S. Treasury Obligations (Cost $2,770,684)			3,142,336
Options Purchased Puts 0.4%
Value ($)
(Cost $2,473,500)	4,225,766

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(l),(m)	40,963,076	40,958,979
Total Money Market Funds (Cost $40,956,940)		40,958,979
Total Investments in Securities (Cost: $1,267,022,731)		1,288,756,708
Other Assets & Liabilities, Net		(174,398,438)
Net Assets		1,114,358,270

At January 31, 2021, securities and/or cash totaling $4,015,733 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,897	03/2021	USD	259,948,281	—	(1,492,614)
U.S. Treasury 5-Year Note	412	03/2021	USD	51,860,500	—	(20,095)
U.S. Ultra Treasury Bond	72	03/2021	USD	14,739,750	—	(935,975)
Total					—	(2,448,684)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	40,000,000	40,000,000	1.00	09/30/2021	696,000	1,376,304
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000,000	95,000,000	1.25	12/03/2021	1,472,500	2,273,359
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	25,000,000	25,000,000	1.25	11/18/2021	305,000	576,103
Total							2,473,500	4,225,766
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $817,327,050, which represents 73.35% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
14	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2021, the total value of these securities amounted to $5,000,135, which represents 0.45% of total net assets.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	28,606,621	709,949,041	(697,585,891)	(10,792)	40,958,979	2,678	48,216	40,963,076
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Bond Fund | Quarterly Report 2021	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT121_04_K01_(03/21)